Fees Summary	Sep. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 203,251,290.37
Previously Paid Amount
Total Fee Amount	31,117.77
Total Offset Amount
Net Fee	$ 31,117.77